            [Letterhead of Greenberg Traurig, LLP]

ANTHONY J. MARSICO
(212) 801-9362
MARSICOA@GTLAW.COM                                            March 7, 2005

BY EDGAR TRANSMISSION AND
AND FEDERAL EXPRESS

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Donald C. Hunt, Esq.
           Mail Stop 80-10

                           Re:      Wireless Telecom Group, Inc.
                                    Revised Preliminary Proxy Materials
                                    on Schedule 14A (File No. 001-11916)

Ladies and Gentlemen:

         On behalf of Wireless Telecom Group, Inc., a New Jersey corporation
(the "Registrant"), we transmit herewith for filing with the Securities and
Exchange Commission (the "Commission"), pursuant to Rule 101(a)(iii) of
Regulation S-T under the Commission's Electronic Data Gathering and Retrieval
System and Section 14 of, and Rule 14a-6(a) of Regulation 14A under, the
Securities Exchange Act of 1934, as amended (the "Exchange Act"), the following revised preliminary proxy materials ("Amendment No. 1"):

         (i) The Registrant's Chairman's letter and notice of special meeting relating to a special meeting of the Registrant's shareholders (the "Special
Meeting"), the purpose of which will be for the holders of the Registrant's common stock, $0.01 par value (the "Registrant's Common Stock"), to consider and vote upon (A) a proposal to approve the acquisition of all of the outstanding share capital of Willtek Communications GmbH ("Willtek") by the Registrant, as
contemplated by the stock purchase agreement dated October 5, 2004 by and among the Registrant, Willtek and each of the shareholders of Willtek (the "Stock
Purchase Agreement"), resulting in Willtek becoming a wholly owned subsidiary of the Registrant, and all of the other transactions contemplated by the Stock
Purchase Agreement and the related agreements ancillary thereto (the
"Acquisition"), including the issuance of 8,000,000 shares of the Registrant's
Common Stock to the shareholders of Willtek in the Acquisition as partial consideration for all of the outstanding share capital of Willtek (the
"Issuance"); (B) a proposal to adjourn the Special Meeting, if necessary, to solicit additional proxies in favor of the proposal to approve the

Donald C. Hunt, Esq.
March 7, 2005

Acquisition and the Issuance; and (C) such other matters as may properly come before the Special Meeting;

         (ii) The proxy statement and annexes thereto, constituting a proxy statement of the board of directors of the Registrant for use in soliciting proxies with respect to approval by the holders of the Registrant's Common Stock of the matters to be considered and voted on at the Special Meeting; and

         (iii) A form of proxy to be furnished to the holders of the
Registrant's Common Stock in connection with the Special Meeting (collectively, the "Preliminary Proxy Materials").

         Amendment No. 1 responds to the comments received from the Commission's staff (the "staff") by letter dated February 9, 2005 (the "Comment Letter"), with respect to the Preliminary Proxy Materials filed with the Commission on
January 11, 2005. For the staff's convenience, the staff's comments have been restated below in bold type (the numbers thereof corresponding to the numbers of the staff's comments contained in the Comment Letter) and the responses to each comment appear immediately below such comment.

         Pursuant to Rule 14a-6(e)(1) under the Exchange Act, the revised
Preliminary Proxy Materials contained in Amendment No. 1 have been clearly marked "Preliminary Copies". Pursuant to Rule 14a-6(d) under the Exchange Act, definitive copies of the revised Preliminary Proxy Materials filed herewith are intended to be released to the holders of the Registrant's Common Stock entitled to vote at the Special Meeting at the earliest practicable date.

         A filing fee in the amount of $5,992, calculated by the Registrant in accordance with Rules 14a-6(i)(1) and 0-11 under the Exchange Act, was sent by wire transfer on January 10, 2005 to the Commission's U.S. Treasury lockbox depositary account maintained at Mellon Bank N.A. (Receiving Bank ABA No.
043000261) in connection with the original filing of the Preliminary Proxy
Materials with the Commission on January 11, 2005.

         The Registrant has established the close of business on March 11, 2005 as the record date for determining holders of record of the Registrant's common stock entitled to notice of, and to vote at, the Special Meeting, in accordance with applicable law and the rules and regulations of the American Stock
Exchange; however, the Registrant has not at this time scheduled the date for the Special Meeting. The Registrant intends to establish the date for the
Special Meeting upon notification from the staff that it has no further comments to the Preliminary Proxy Materials.

         Courtesy copies of this letter and of Amendment No. 1, together with all exhibits and supplemental staff information, are being concurrently provided via Federal Express overnight delivery directly to the attention of Donald C.
Hunt, Esq. Pursuant to Rule 14a-6(h) under the Exchange Act, two marked copies of Amendment No. 1, which highlight the changes made to the original Preliminary
Proxy Materials filed with the Commission on January 11, 2005, are being provided to Mr. Hunt via Federal Express as well.

Donald C. Hunt, Esq.
March 7, 2005

                            PRELIMINARY SCHEDULE 14A

GENERAL

1. PLEASE UPDATE YOUR FILING TO FILL IN ALL OF THE BLANKS.

         The Registrant respectfully notes that all of the blanks contained in the Preliminary Proxy Materials are intended as place-holders for certain future dates, market price information relating to the Registrant's Common Stock on the last trading date prior to the date of the definitive proxy materials, amounts reflected in U.S. dollars based on the most recent exchange rate information prior to the date of the definitive proxy materials, and similar information as of a future date. The Registrant intends to fill in all of such blank place-holders in the definitive proxy materials to be filed with the Commission pursuant to Rule 14a-6(b) under the Exchange Act and mailed to the holders of record of the Registrant's Common Stock on the record date for the Special
Meeting.

2.       PLEASE ELIMINATE THE USE OF CAPITALIZED DEFINED TERMS THROUGHOUT THE
         FOREPART (COVER PAGE, SUMMARY TERM SHEET, QUESTION-AND-ANSWER SECTION,
         AND RISK FACTORS) OF THE FILING, AND LIMIT THEIR USE IN THE REST OF THE
         FILING. WE NOTE, FOR EXAMPLE, "STOCK PURCHASE AGREEMENT,"
         "ACQUISITION," "ISSUANCE," "ACQUISITION CONSIDERATION," "IP
         ALLEGATIONS," ETC. FOR FURTHER GUIDANCE ON DRAFTING DISCLOSURE IN PLAIN
         ENGLISH, PLEASE SEE OUR WEBSITE.

         The Registrant has eliminated the use of capitalized defined terms throughout the forepart (cover page, summary term sheet, question-and-answer section, and risk factors) of the Preliminary Proxy Materials, except for the use of the term "IP Allegations" as it would be impracticable (and verbose) to repeat the full and accurate description of what the IP Allegations consist of in each place where the IP Allegations are discussed or referenced in the forepart of the Preliminary Proxy Materials. The Registrant believes that the use of the defined term "IP Allegations" in the forepart of the Preliminary
Proxy Materials is necessary for brevity and clarity of the disclosure to its shareholders.

QUESTIONS AND ANSWERS - PAGE II

WHAT DO I NEED TO DO NOW? - PAGE IV

3.       RELOCATE THE SECOND PARAGRAPH TO BE PART OF THE ANSWER PROVIDED TO THE
         QUESTION ENTITLED, "HOW WILL VOTES BE COUNTED AT THE SPECIAL MEETING?"

         The second paragraph under the question titled "What do I need to do now?" has been relocated as the second paragraph under the question titled "How will votes be counted at the special meeting?"

Donald C. Hunt, Esq.
March 7, 2005

SUMMARY - PAGE 1

4.       RELOCATE THE SUMMARY TERM SHEET SO THAT IT PRECEDES THE
         QUESTIONS-AND-ANSWERS SECTION. SEE ITEM 1001 OF REGULATION M-A. REVISE
         THE DISCLOSURE SO THAT THE SUMMARY TERM SHEET INFORMATION IS WRITTEN IN
         PLAIN ENGLISH, AND LOGICALLY ARRANGE THE DISCLOSURE SO THAT IT IS
         INFORMATIVE TO INVESTORS. FOR EXAMPLE, IT WOULD MAKE SENSE TO EXPLAIN
         TO INVESTORS WHY YOU ARE ENGAGING IN THE ACQUISITION AT THE BEGINNING
         OF THE SUMMARY, RATHER THAN ON PAGE 5. ALSO, BALANCE THE DISCLOSURE BY
         LISTING THE POTENTIAL DISADVANTAGES OF THE TRANSACTION.

         The Registrant has relocated the Summary Term Sheet so that it precedes the section titled "Questions and Answers About The Acquisition And The Special
Meeting" and has revised the Summary Term Sheet disclosure so that it is written in plain English and the sections thereof are arranged in a logical order. The
Summary Term Sheet now begins with a description of the acquisition, followed by an explanation of the Registrant and Willtek, followed by a brief discussion of the material features of the acquisition consideration, the escrow arrangement, the timing of completion of the acquisition, certain of the reasons of the acquisition, and certain material risks involved in the acquisition. Thereafter, the Registrant has included the other material terms of the acquisition, the
Stock Purchase Agreement and the related ancillary agreements.

5.       YOUR SUMMARY DISCLOSURE SHOULD SUMMARIZE AND EXPLAIN THE MATERIAL
         FACTORS INVESTORS SHOULD CONSIDER IN DECIDING WHETHER TO APPROVE THIS
         TRANSACTION, RATHER THAN SIMPLY LIFTING WHOLE SECTIONS FROM THE PROXY
         STATEMENT AND DUPLICATING THEM HERE UNDER CAPTION HEADINGS. PLEASE
         REVISE.

         The Registrant has revised the disclosure under the Summary Term Sheet to the extent appropriate to avoid restating the more fulsome disclosure in the body of the Preliminary Proxy Materials. The Registrant believes that the disclosure that is now contained in the Summary Term Sheet is a much more streamlined version of the more fulsome disclosure appearing elsewhere in the
Preliminary Proxy Statement. The Registrant also believes that the level of disclosure now contained in the Summary Term Sheet is necessary to provide an accurate and complete summary of the material terms of the Acquisition, the
Stock Purchase Agreement and each of the related material agreements ancillary to the Stock Purchase Agreement.

6.       ELIMINATE DUPLICATIVE DISCLOSURE BETWEEN THE SUMMARY TERM SHEET AND THE
         QUESTIONS AND ANSWERS.

         The Registrant has eliminated all duplicative disclosure between the
Summary Term Sheet and the Questions and Answers sections. As revised, the
Summary Term Sheet contains a summary of the material terms of the Acquisition, the Stock Purchase Agreement and each of the related material agreements ancillary to the Stock Purchase Agreement, while the Question and Answers section focuses primarily on information relating to voting procedures and other

Donald C. Hunt, Esq.
March 7, 2005

information concerning the Special Meeting, including the reasons the
Registrant's board of directors is soliciting proxies from shareholders for use at the Special Meeting.

7.       DISCLOSE IN AN APPROPRIATE LOCATION IN THE SUMMARY THAT WILLTEK HAS TWO
         SHAREHOLDERS, IDENTIFY THEM, AND DISCLOSE THE PERCENTAGE OF TOTAL
         OUTSTANDING EQUITY OF WIRELESS TELECOM GROUP EACH WILL HOLD AFTER THE
         ACQUISITION.

         The Registrant has disclosed in the subsection titled "The Acquisition"
in the Summary Term Sheet that Willtek has two shareholders, Investcorp
Technology Ventures LP and Damany Holding GmbH, and has disclosed in the subsection titled "Acquisition Consideration" in the Summary Term Sheet the
percentage of total outstanding equity of the Registrant each will hold after the acquisition.

8.       YOUR CROSS REFERENCES TO LARGE BLOCKS OF DISCLOSURE (FOR EXAMPLE, THE
         CROSS REFERENCE TO "PAGES 38 THROUGH 76") ARE NOT HELPFUL TO INVESTORS.
         PLEASE REVISE.

         The Registrant has eliminated cross references to large blocks of disclosure throughout the Preliminary Proxy Materials.

INDEMNIFICATION PROVISIONS - PAGE 4

9. REVISE TO BRIEFLY EXPLAIN THE IP ALLEGATIONS SO AN INVESTOR READING THE
SUMMARY CAN UNDERSTAND THIS DISCUSSION.

         The Registrant has revised this section to include a brief description of the IP Allegations so an investor reading the summary can understand this discussion.

REGULATORY FILINGS - PAGE 9

10.      UPDATE THE DISCLOSURE ON PAGE 61 TO DISCLOSE THE STATUS OF YOUR EFFORTS
         TO COMPLY WITH REGULATORY LAWS.

         The Registrant has updated its disclosure under the subsection titled
"Regulatory Filings" in the Summary Term Sheet to disclose that it has made the requisite filings under German antitrust laws and is awaiting clearance thereunder. The Registrant has also updated the more fulsome disclosure concerning the status of its regulatory filings on page 69 of Amendment No. 1 to disclose that it has made the requisite filings under German antitrust laws on
February 17, 2005 and is awaiting clearance thereunder, and certain other information about the expiration of the statutory waiting periods under German antitrust laws.

NEW LOAN AGREEMENT - PAGE 7

11.      EXPAND IN THIS PARAGRAPH TO DISCLOSE THE RELATIONSHIP BETWEEN
         INVESTCORP AND WILLTEK. EXPLAIN WHY YOU ENTERED INTO THIS AGREEMENT.

Donald C. Hunt, Esq.
March 7, 2005

         The Registrant has included a new sentence in this section on page 8 of
Amendment No. 1 stating that Investcorp presently owns 80.9% of Willtek's outstanding share capital, and representatives of Investcorp presently occupy three of five seats on Willtek's advisory board. The Registrant has also revised this disclosure to provide a brief description of the terms of the existing loan agreement, including that the existing loan agreement permits Investcorp to terminate the agreement upon a change-in-control transaction, such as the
Acquisition, at which time Willtek would be required to pay all amounts due and payable under the agreement. The Registrant has also disclosed in this section that Willtek entered into the new loan agreement to extend the maturity date of the existing loan, to allow the Acquisition of Willtek by the Registrant to be completed without triggering a termination right of Investcorp and to make other provisions relating to the Registrant, as the parent company of Willtek following the acquisition. The Registrant has also revised this disclosure to make clear that the Registrant signed the new loan agreement to guaranty payment of any amounts payable by Willtek to Investcorp under the new loan agreement.
The Registrant has also included a statement that a copy of the new loan agreement is attached to the proxy statement as Annex D.

WIRELESS TELECOM GROUP, INC. UNAUDITED PRO FORMA CONDENSED CONSOLIDATED
FINANCIAL STATEMENTS -- PAGE 13

PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEET -- PAGE 15

12.      WE NOTE THE INTANGIBLE ASSETS ROW DOES NOT FOOT ACROSS. BASED ON YOUR
         PRELIMINARY PURCHASE PRICE ALLOCATION ON PAGE 18, IT APPEARS THE PRO
         FORMA CONSOLIDATED AMOUNT OF INTANGIBLE ASSETS SHOULD BE $14,500.
         PLEASE REVISE YOUR PRO FORMA BALANCE SHEET TO CORRECT, OR REVISE YOUR
         PRELIMINARY PURCHASE PRICE ALLOCATION ON PAGE 18 AS APPROPRIATE.

         The Registrant has revised its pro forma balance sheet on page 21 of
Amendment No. 1 to make the necessary corrections.

PRO FORMA CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - PAGE 16

13.      IT APPEARS THAT YOUR PRO FORMA STATEMENT DOES NOT FOOT OR CROSS-FOOT.
         PLEASE REVISE ACCORDINGLY.

         The Registrant has revised its pro forma statement of operations on page 22 of Amendment No. 1 to make the necessary corrections.

NOTE TO UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - PAGE
18

NOTE 1 - BASIS OF PRESENTATION - PAGE 18

14.      TELL US WHY YOU HAVE INCLUDED THE ELIMINATION OF THE HISTORICAL
         SHAREHOLDERS' EQUITY OF WILLTEK, EXISTING INTANGIBLE ASSETS OF WILLTEK
         AND THE REDUCTION OF THE PENSION OBLIGATION TO FUNDED STATUS IN YOUR
         PRELIMINARY PURCHASE PRICE ALLOCATION. REFER TO

Donald C. Hunt, Esq.
March 7, 2005

         PARAGRAPHS 35-46 OF SFAS 141. YOUR PURCHASE PRICE ALLOCATION SHOULD
         ALLOCATE THE TOTAL COST OF THE ACQUIRED ENTITY TO THE ASSETS ACQUIRED
         AND LIABILITIES ASSUMED BASED ON THEIR ESTIMATED FAIR VALUES AS OF THE
         DATE OF THE ACQUISITION. THEREFORE, YOU SHOULD NOT BE ALLOCATING ANY
         PORTION OF THE PURCHASE PRICE TO REDUCE THE VALUES OF ASSETS OR
         LIABILITIES OF THE ACQUIRED ENTITY. PLEASE REVISE YOUR PRELIMINARY
         PURCHASE PRICE ALLOCATION TABLE AS APPROPRIATE.

         The Registrant has made the necessary revisions to its preliminary purchase price allocation table on page 24 of Amendment No. 1.

15.      EXPLAIN WHY IN THE SECOND PARAGRAPH YOU STATE THAT PURSUANT TO THE
         STOCK PURCHASE AGREEMENT, WTT WILL ISSUE "UP TO" 8,000,000 SHARES OF
         ITS COMMON STOCK.

         The Registrant has clarified the disclosure in the second paragraph in
Note 1 "Basis of Presentation" to state that it will issue "an aggregate of
8,000,000 shares of common stock..."

NOTE 2 - PRO FORMA ADJUSTMENTS - PAGE 19

16.      IT APPEARS THAT YOU HAVE ONLY APPLIED ADJUSTMENT (L) FOR THE YEAR
         ENDING DECEMBER 31, 2003. HOWEVER, YOUR ADJUSTMENTS FOR THE NINE MONTHS
         ENDED SEPTEMBER 30, 2004 INCLUDE AN ADJUSTMENT RELATING TO (M), WHICH
         IS TO RECORD A TAX BENEFIT ARISING FROM ADJUSTMENT (L).

         PLEASE REVISE TO INCLUDE AN ADJUSTMENT RELATING TO (L) FOR THE NINE
MONTHS ENDED SEPTEMBER 30, 2004.

         The Registrant has revised the pro forma Statement of Operations as of
December 31, 2003 to include the tax benefit arising from adjustment (l) which is consistent with the September 30, 2004 pro forma presentation.

COMPARATIVE HISTORICAL AND PRO FORMA PER SHARE DATA - PAGE 21

17.      YOU STATE THAT YOUR CALCULATION OF HISTORICAL AND PRO FORMA BOOK VALUE
         PER SHARE AS OF SEPTEMBER 30, 2004 IS BASED ON THE ACTUAL AND PRO FORMA
         NUMBER OF SHARES OUTSTANDING AT THAT DATE. HOWEVER, IT APPEARS THAT THE
         ACTUAL CALCULATION INSTEAD USES THE FULLY DILUTED WEIGHTED AVERAGE
         SHARES OUTSTANDING FROM JANUARY 1, 2004 TO SEPTEMBER 30, 2004. PLEASE
         SUPPLEMENTALLY PROVIDE US WITH YOUR CALCULATION OF HISTORICAL AND PRO
         FORMA BOOK VALUE PER SHARE. REVISE YOUR FILING TO SHOW THE BOOK VALUE
         PER SHARE BASED ON THE ACTUAL AND PRO FORMA NUMBER OF SHARES
         OUTSTANDING AT SEPTEMBER 30, 2004. ALTERNATIVELY, TELL US WHY YOU
         BELIEVE USE OF THE FULLY DILUTED WEIGHTED AVERAGE NUMBER OF SHARES IS
         APPROPRIATE AND REVISE YOUR DISCLOSURE TO MORE ACCURATELY DESCRIBE HOW
         THE BOOK VALUE PER SHARE WAS CALCULATED.

         The Registrant has revised the comparative historical and pro forma per share data table to show the book value per share based on the actual and pro forma number of shares

Donald C. Hunt, Esq.
March 7, 2005

outstanding at September 30, 2004. It is based on the actual number of shares outstanding (17,223,801) and the pro forma number of shares outstanding
(25,223,801). The historical and pro forma book value per share is calculated as follows:

         Historical = $28,790,223 / 17,223,801 shares = $1.67 book value per share

         Pro forma = $47,991,000 / 25,223,801 shares = $1.90 book value per share

THE ACQUISITION - PAGE 38

BACKGROUND OF THE ACQUISITION - PAGE 38

18.      EXPAND TO DISCLOSE WHAT HAPPENED AFTER CAPITALINK WAS FURNISHED WITH
         THE IP LETTER. DISCLOSE WHETHER IT WAS ASKED TO REAFFIRM ITS OPINION
         THAT WAS ISSUED PRIOR TO KNOWING ABOUT THE ALLEGATIONS. IF SO, DID IT
         DO SO? IF NOT, EXPLAIN WHY NOT.

         The Registrant has expanded its disclosure in the section titled "The
Acquisition--Background of the Acquisition" on page 50 of Amendment No. 1 to disclose what happened after Capitalink was furnished with the IP Letter, and whether it was asked to reaffirm its opinion dated September 27, 2004 and the reasons therefor.

REASONS FOR THE ACQUISITION - PAGE 44

19.      IF CAPITALINK DID NOT REAFFIRM ITS OPINION AFTER IT RECEIVED THE IP
         LETTER, EXPAND TO DISCUSS WHAT CONSIDERATION THE BOARD GAVE TO THAT
         FACT.

         We respectfully refer the staff to the disclosure which the Registrant has added in the section titled "The Acquisition--Background of the Acquisition"
in response to comment number 18 in the Comment Letter. Such disclosure, together with the other disclosure contained in that section, sets forth a detailed description of the facts and circumstances surrounding the receipt of the IP Letter by WTT's board of directors and Capitalink, L.C., as well as the factors WTT's board of directors considered in reaching its determination not to request Capitalink, L.C. to reaffirm or "bring down" its fairness opinion. WTT's board did not consider the fact that Capitalink, L.C. did not reaffirm or "bring down" its fairness opinion after it received the IP Letter as either a
"potential benefit" or a "potential negative factor" and, therefore, the
Registrant does not believe it would be appropriate (or provide any more meaningful disclosure to the Registrant's shareholders) to discuss the fact that
Capitalink, L.C. did not reaffirm or "bring down" its opinion after it received the IP Letter in the section titled "The Acquisition--Reasons for the
Acquisition."

20.      WE NOTE IN THE FIRST BULLET POINT ON PAGE 45 THAT YOUR BOARD CONSIDERED
         "POSSIBLE ALTERNATIVE MEANS OF ACHIEVING THE ANTICIPATED BENEFITS OF
         THE ACQUISITION, INCLUDING THE POSSIBILITY OF ONE OR MORE STRATEGIC
         COMBINATIONS WITH OTHER COMPANIES." PLEASE DISCLOSE IN THE SECTION
         ENTITLED "BACKGROUND OF THE ACQUISITION" DETAILS REGARDING ALTERNATIVES
         THAT YOUR BOARD CONSIDERED AND WHEN THEY CONSIDERED THEM.

Donald C. Hunt, Esq.
March 7, 2005

         The Registrant has deleted this bullet point. The bullet point was included in the original filing of the Preliminary Proxy Materials in error, and the Registrant has carefully re-reviewed the Preliminary Proxy Materials in their entirety to ensure that no such reference to possible "strategic combinations with other companies" is made elsewhere in the Preliminary Proxy
Materials.

21.      THE BULLETED LISTS OF BENEFITS AND RISKS ON PAGE 45 DO NOT GIVE
         INVESTORS MUCH INSIGHT INTO THE BOARD'S DELIBERATIVE PROCESS IN
         DETERMINING WHETHER OR NOT TO APPROVE THE ACQUISITION OR WHY IT IS
         RECOMMENDING THAT SHAREHOLDERS APPROVE IT. PLEASE REVISE.

         The Registrant has revised the bulleted lists of benefits and risks now appearing on pages 52 through 54 of Amendment No. 1 to provide a short discussion of the conclusions the Registrant's board of directors reached in considering these factors. The Registrant believes that the discussion of these benefits and risks now provide a more complete description of the board's deliberative process in determining whether to approve the Acquisition.

22.      REVISE THE DISCLOSURE AT THE BOTTOM OF PAGE 45 TO DISCUSS WHETHER THE
         BOARD CONSIDERED THE HISTORY OF WILLTEK'S OPERATING LOSSES IN DECIDING
         TO APPROVE THE MERGER. IN BALANCING THIS FACTOR WITH SOME OF THE OTHER
         FACTORS, WHAT CONCLUSIONS DID THE BOARD REACH? CLARIFY WHY YOU REFER TO
         "SUBSTANTIAL DILUTION TO WTT'S CURRENT SHAREHOLDERS" AS A "RISK" WHEN,
         IN FACT, IT IS A CERTAINTY.

         The Registrant has revised the disclosure at the bottom of page 53 of
Amendment No. 1 to discuss that the Registrant's board of directors considered the fact that Willtek has a history of operating losses, and that the combined company will incur significant integration costs and operating expenses in the near future as a result of the Acquisition, and has disclosed the conclusions the board reached with respect to this factor. The Registrant has also revised the bulleted disclosure concerning the "substantial dilution" now appearing on page 54 of Amendment No. 1 to clarify that this is a "fact" and not a "risk".

23.      WE NOTE YOUR DISCLOSURE ON PAGE 19 THAT "WTT MAY INCUR SIGNIFICANT
         RESTRUCTURING CHARGES UPON COMPLETION OF THE ACQUISITION OR IN
         SUBSEQUENT QUARTERS FOR SEVERANCE OR RELOCATION COSTS RELATED TO WTT
         EMPLOYEES." EXPAND TO DISCUSS WHAT CONSIDERATION THE BOARD GAVE TO
         THESE COSTS.

         The Registrant has expanded the disclosure of the potential negative factors and risks and uncertainties on page 54 of Amendment No. 1 to include as a potential risk, the risk that WTT may incur significant restructuring charges upon completion of the Acquisition or in subsequent quarters for severance or relocation costs related to WTT's employees, which the board considered to be incident to the Acquisition and not material in the context of the long-term business and financial benefits to be achieved by the Acquisition.

OPINION OF CAPITALINK., L.C. - PAGE 46

Donald C. Hunt, Esq.
March 7, 2005

24.      SUPPLEMENTALLY PROVIDE COPIES OF THE MATERIALS THAT CAPITALINK PREPARED
         IN CONNECTION WITH ITS FAIRNESS OPINION OR OTHERWISE PROVIDED TO THE
         WTT BOARD IN CONNECTION WITH THIS TRANSACTION. WE MAY HAVE ADDITIONAL
         COMMENTS AFTER WE REVIEW THOSE MATERIALS.

         Three copies of the materials that Capitalink prepared in connection with its fairness opinion, which were provided to the Registrant's board of directors in connection with the Acquisition, are being concurrently provided via Federal Express overnight delivery directly to the attention of Donald C.
Hunt, Esq.

         Pursuant to Rule 12b-4 under the Exchange Act, such materials shall not be deemed filed with or a part of the Preliminary Proxy Materials, and the
Registrant hereby requests that the Commission's staff return such materials promptly upon the completion of the staff's review of such materials to the attention of Anthony J. Marsico, Esq., Greenberg Traurig, LLP, The MetLife
Building, 200 Park Avenue, New York, New York 10166.

25.      REVISE THE LAST SENTENCE IN THE FIRST PARAGRAPH ON PAGE 49 TO MORE
         SPECIFICALLY EXPLAIN YOUR REFERENCE TO THE "RISK FACTORS" SECTION.

         The Registrant has deleted this reference to the "Risk Factors" section of the Preliminary Proxy Materials. The reference was included in the original filing of the Preliminary Proxy Materials in error.

26.      PLEASE REVISE THE DISCLOSURE TO STATE SPECIFICALLY WHAT CONCLUSIONS
         CAPITALINK DREW FROM EACH ANALYSIS AND WHETHER AND HOW IT SUPPORTS THE
         FAIRNESS FINDING. WE NOTE THE DISCLOSURE THAT, "CAPITALINK DID NOT FORM
         A CONCLUSION AS TO WHETHER ANY INDIVIDUAL ANALYSIS, CONSIDERED IN
         ISOLATION, SUPPORTED OR FAILED TO SUPPORT AN OPINION AS TO WHETHER, ON
         THE DATE OF SUCH OPINION, THE CONSIDERATION TO BE RECEIVED ... IS FAIR,
         FROM A FINANCIAL POINT OF VIEW, TO WTT'S SHAREHOLDERS." THIS LANGUAGE
         DOES NOT NEGATE THE NEED FOR DISCLOSURE THAT FULLY EXPLAINS TO
         INVESTORS THE BASIS FOR CAPITALINK'S OPINION AND HOW IT DETERMINED THAT
         THE CONSIDERATION TO BE PAID IS FAIR. WE MAY HAVE FURTHER COMMENTS WHEN
         WE REVIEW REVISED DISCLOSURE IN RESPONSE TO THIS COMMENT.

         Capitalink has revised the disclosure under the heading "The
Acquisition--Opinion of Capitalink, L.C." beginning on page 55 of Amendment No.
1 to state specifically what conclusions Capitalink drew from each analysis and whether and how it supports the fairness finding.

27. EXPLAIN HOW THE "EQUITY VALUE OF WILLTEK" WAS CALCULATED FOR PURPOSES FOR
PURPOSES OF DETERMINING THE "VALUATION OVERVIEW."

         Capitalink has revised the disclosure under the heading "The
Acquisition--Opinion of Capitalink, L.C." on page 58 of Amendment No. 1 to explain that it weighted the discounted

Donald C. Hunt, Esq.
March 7, 2005

cash flow, comparable company and the comparable transaction analyses 40%, 40%
and 20%, respectively, in order to determine the indicated value of Willtek.

DIRECTORS AND EXECUTIVE OFFICERS OF WTT FOLLOWING COMPLETION OF THE ACQUISITION
- PAGE 57

28.      CONFIRM SUPPLEMENTALLY THAT WTT WILL NOT BE MAKING SEVERANCE PAYMENTS
         TO ANY OFFICERS OR DIRECTORS WHO WILL BE LEAVING AS A RESULT OF THE
         ACQUISITION.

         The Registrant hereby confirms that it will not be making severance payments to any officers or directors of the Registrant in connection with the
Acquisition. As set forth under the heading "The Acquisition--Interests of WTT's
Executive Officers and Directors in the Acquisition" on page 67 of Amendment No.
1, none of the Registrant's directors or officers or any of their respective associates has any direct or indirect interest in the Acquisition.

         As set forth under the heading "The Acquisition--Retention Payment" on page 68 of Amendment No. 1, if the Acquisition is completed by March 31, 2005,
Eckehard Mielke, Willtek's Chief Financial Officer, will receive a retention payment of (euro)60,000, to be paid in four equal installments during 2005, provided Mr. Mielke remains employed by Willtek during such time. The Registrant hereby confirms that no other executive officers or members of the advisory board of Willtek, and no executive officer or director of the Registrant, will receive any retention or other payment or bonus in connection with the
Acquisition.

THE STOCK PURCHASE AGREEMENT - PAGE 62

29.      PLEASE REVISE THE INTRODUCTORY PARAGRAPH TO CLARIFY THAT YOUR
         DISCLOSURE INCLUDES ALL MATERIAL PROVISIONS OF THE AGREEMENT, AND
         REVISE YOUR DISCLOSURE AS APPROPRIATE.

         The Registrant has revised the introductory paragraph under the section titled "The Stock Purchase Agreement" on page 71 of Amendment No. 1 to clarify that the disclosure "provides a summary of all materials provisions of the Stock
Purchase Agreement..."

30.      PLEASE FILE ALL MATERIAL EXHIBITS TO THE STOCK PURCHASE AGREEMENT,
         INCLUDING THE INDEMNIFICATION ESCROW AGREEMENT, AND SUMMARIZE THEIR
         MATERIAL TERMS HERE.

         The material exhibits to the Stock Purchase Agreement are: (i) the form of shareholders' agreement to be executed at the closing of the Acquisition, which form is filed as Annex C to the Preliminary Proxy Materials; (ii) the new
loan agreement, which is filed as Annex D to the Preliminary Proxy Materials;
and (iii) the form of indemnification escrow agreement to be executed at the closing of the Acquisition, which is being filed in Amendment No. 1 as new Annex
E to the Preliminary Proxy Materials. The Registrant has included a new subsection titled "The Indemnification Escrow Agreement" in the section titled
"Other Agreements Related to the Acquisition" on page 86 of Amendment No. 1, and has included a new subsection titled "Indemnification Escrow Agreement" in the
Summary Term Sheet to provide a short discussion of the material terms of the agreement.

Donald C. Hunt, Esq.
March 7, 2005

ACQUISITION CONSIDERATION - PAGE 62

31.      EXPAND THE DISCLOSURE TO DESCRIBE IN MORE DETAIL THE "CERTAIN
         LIABILITIES AND OBLIGATIONS OF WILLTEK" THAT YOU ARE ASSUMING IN
         CONNECTION WITH THE ACQUISITION.

         The Registrant has revised the disclosure on page 71 of Amendment No. 1 to clarify that it has agreed to guaranty payment of certain outstanding indebtedness of Willtek equal to approximately $4.8 million, representing the outstanding indebtedness at September 30, 2004 under an existing loan agreement between Investcorp and Willtek, plus accrued but unpaid interest at the rate of
8% per year for the period between September 30, 2004 and the closing date of the Acquisition.

OTHER AGREEMENTS RELATED TO THE ACQUISITION - PAGE 73

32.      REVISE THE INTRODUCTORY PARAGRAPH TO STATE THAT YOU HAVE DISCUSSED ALL
         MATERIAL PROVISIONS OF THE AGREEMENTS, AND REVISE YOUR DISCLOSURE AS
         APPROPRIATE.

         The Registrant has revised the introductory paragraph under the section titled "Other Agreements Related to the Acquisition" on page 82 of Amendment No.
1 to clarify that the disclosure "provides a summary of all materials provisions of the shareholders' agreement, the New Loan Agreement and the indemnification escrow agreement..."

NEW LOAN AGREEMENT - PAGE 76

33.      PLEASE DISCLOSE YOUR REASON FOR REFINANCING WILLTEK'S OUTSTANDING
         INDEBTEDNESS TO INVESTCORP, AND DESCRIBE THE MATERIAL TERMS OF THE
         INDEBTEDNESS BOTH BEFORE AND AFTER ENTRY INTO THE NEW LOAN AGREEMENT.

         As requested by the staff, the Registrant has expanded the disclosure under the heading "Other Agreements Related to the Acquisition--New Loan
Agreement" beginning on page 85 of Amendment No. 1 to disclose the reason for refinancing Willtek's outstanding indebtedness to Investcorp, and to describe the material terms of the indebtedness both before and after the entry of the new loan agreement. In the disclosure relating to the material terms of the existing indebtedness, the Registrant has disclosed that the existing loan agreement permits Investcorp to terminate the agreement upon a change-in-control transaction, such as the Acquisition, at which time Willtek would be required to pay all amounts due and payable under the agreement. The Registrant has also disclosed in this section that Willtek entered into the new loan agreement to extend the maturity date of the existing loan, to allow the Acquisition of
Willtek by the Registrant to be completed without triggering a termination right of Investcorp and to make other provisions relating to the Registrant, as the parent company of Willtek following the acquisition. The Registrant has also revised this disclosure to make clear that the Registrant signed the new loan agreement to guaranty payment of any amounts payable by Willtek to Investcorp under the new loan agreement.

Donald C. Hunt, Esq.
March 7, 2005

34.      WE NOTE THAT YOU HAVE AGREED TO GUARANTY WILLTEK'S OBLIGATIONS UNDER
         THE NEW LOAN AGREEMENT. HAVE YOU ENTERED INTO A WRITTEN GUARANTY? IF
         SO, PLEASE AMEND YOUR FILING TO INCLUDE THIS AGREEMENT, AND SUMMARIZE
         ITS MATERIAL TERMS HERE AND IN THE SUMMARY.

         The Registrant has not entered into a separate written guaranty in connection with the new loan agreement, but rather, has executed a counterpart signature page of the new loan agreement to guaranty payment of all amounts due and payable by Willtek to Investcorp under the terms of the new loan agreement.
A summary of the material terms of the new loan agreement is set out both in the
Summary Term Sheet under the heading "New Loan Agreement" on page 8 of Amendment
No. 1, and under the heading "Other Agreements Related to the Acquisition--New
Loan Agreement" beginning on page 85 of Amendment No. 1. There are no other oral or written agreements or arrangements relating to WTT's guaranty of the payment of all amounts due and payable by Willtek to Investcorp under the new loan agreement. The Registrant respectfully notes that the new loan agreement (and
WTT's guaranty) will not become effective until the consummation of the
Acquisition, as set forth in the Preliminary Proxy Materials and in Annex D thereto.

SECURITY OWNERSHIP OF BENEFICIAL OWNERS AND MANAGEMENT OF WTT - PAGE 77

35.      NAME THE NATURAL PERSONS WHO HAVE VOTING AND/OR INVESTMENT CONTROL OVER
         THE SHARES HELD BY INVESTCORP TECHNOLOGY VENTURES LP AND DAMANY HOLDING
         GMBH.

         The Registrant has expanded the disclosure in footnotes 6 and 7 in the table under the heading "Security Ownership of Certain Beneficial Owners and
Management" beginning on page 88 of Amendment No. 1 to name the natural person who has voting and/or dispositive power over the shares of WTT's common stock to be received by Damany Holding in the Acquisition.

         With respect to the shares shown as beneficially owned by Investcorp
Technology Ventures, L.P., the applicable footnote has been revised to clarify that Investcorp S.A. and SIPCO Limited ("SIPCO") may be deemed to be beneficial owners of the shares held by Investcorp Technology Ventures, L.P.

         The following explanation was provided by Gibson, Dunn & Crutcher LLP, as counsel to Investcorp S.A. and SIPCO:

         To the extent that the staff is requesting disclosure of individuals who have or share voting control over shares that may be beneficially owned by
Investcorp S.A. or SIPCO, Gibson, Dunn & Crutcher LLP has provided the
Registrant with a copy of past correspondence responding to an identical comment and setting forth the basis for the disclosure set forth in the Proxy Statement.
Gibson, Dunn & Crutcher LLP has informed the Registrant that the disclosure approach adopted in Amendment No. 1 conforms with the approach that resulted from conversations with William E. Morley, Gregg W. Corso, Martin P. Dunn and
Shelley E. Parratt

Donald C. Hunt, Esq.
March 7, 2005

of the Division of Corporation Finance, as reflected in that correspondence.
Although the precise ownership structure may vary with each portfolio company, ultimate control with respect to investment decisions relating to Investcorp
S.A. portfolio companies resides with Investcorp S.A. and SIPCO, and Gibson,
Dunn & Crutcher LLP has confirmed to the Registrant that there have not been any material changes in the facts relating to the ownership and control of
Investcorp S.A. and SIPCO that would justify any changes to the approach to beneficial ownership disclosure as described in that prior correspondence.

         Gibson, Dunn & Crutcher LLP has informed the Registrant that, since the date of the correspondence with the staff (copies of which are being provided herewith), substantially the same disclosure relating to Investcorp S.A. and
SIPCO as presented in Amendment No. 1 has been discussed and cleared with the staff on a number of occasions. Other registration statements in which the disclosure was reviewed and accepted by the staff include the registration statement on Form S-1 filed by PortalPlayer, Inc., Registration No. 33-117900
(filed August 5, 2004), the registration statement on Form S-3 filed by CSK Auto
Corporation, Registration No. 33-115740 (filed May 21, 2004), the registration statement on Form S-3 filed by CSK Auto Corporation, Registration No. 333-77008
(filed January 18, 2002), the Form S-4 filed by Jostens, Inc., Registration No.
333-45006 (filed on October 10, 2000), the registration statement on Form S-1 for CSK Auto Corporation, Registration No. 333-67231 (filed December 24, 1997), the Form S-4 filed by Harborside Healthcare Corporation, Registration No.
333-51633 (filed on May 1, 1998) and the Form S-4 filed for Simmons Company,
Registration No. 333-04841 (filed on May 31, 1996).

         By way of background, Investcorp Technology Ventures, L.P. is the entity that invested in Willtek. Investcorp Technology Fund LP, a Cayman Islands
corporation ("Investcorp Technology Fund"), is the general partner of Investcorp
Technology Ventures, L.P. Investcorp S.A. may be deemed to control Investcorp
Technology Fund, and therefore Investcorp Technology Ventures, L.P., because it indirectly owns and controls all of the issued and outstanding capital stock of
Investcorp Technology Fund. Investcorp S.A. is a large financial institution with personnel involved in making investments in companies and real estate around the world and in the management of those companies and properties.

         As reflected in the Gibson, Dunn & Crutcher correspondence, Investcorp
S.A. has diverse ownership. A majority of the voting stock of Investcorp S.A. is controlled indirectly by SIPCO, and the remainder of its voting stock is held indirectly by the public shareholders of Investcorp Bank E.C., a company whose stock is traded on the Bahrain stock exchange. SIPCO is simply the vehicle through which Investcorp S.A. employees own interests in Investcorp S.A. SIPCO has a passive ownership structure, has no employees (other than nominal officers) and has no operations. SIPCO has approximately fifty shareholders. At the time that each Investcorp S.A. employee purchased shares of SIPCO, he or she granted an irrevocable proxy in those shares, one of the purposes of which is to ensure institutional control by Investcorp S.A., through its board of directors, when employee shareholders leave employment with Investcorp S.A. The proxy is held by a committee approved by Investcorp S.A.'s board of directors, and recognized by Bahrain's Monetary Authority, which regulates Investcorp S.A. That committee consists of seven individuals who are all senior executives or directors of Investcorp S.A. These individuals

Donald C. Hunt, Esq.
March 7, 2005

receive no special economic benefits from their position, and act on behalf of
Investcorp S.A. and the public shareholders of Investcorp Bank E.C. These individuals do not have any agreements, understandings or arrangements with respect to Investcorp S.A., SIPCO Limited, Investcorp Technology Fund,
Investcorp Technology Ventures, L.P. or Willtek, and none of the individuals acting alone has the power to exercise (or will in fact exercise) any power over
Willtek. Because of the diverse ownership of Investcorp S.A. and SIPCO, no natural person or group of natural persons associated with Investcorp S.A. or
SIPCO is directly or indirectly the beneficial owner of greater than five percent of Willtek's voting stock.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF
OPERATIONS OF WTT - PAGE 79

CRITICAL ACCOUNTING POLICIES - PAGE 79

36.      PLEASE REVISE TO PROVIDE GREATER INSIGHT INTO THE QUALITY AND
         VARIABILITY OF INFORMATION REGARDING FINANCIAL CONDITION AND OPERATING
         PERFORMANCE WITHIN YOUR CRITICAL ACCOUNTING POLICIES. REVISE YOUR
         FUTURE FILINGS TO ADDRESS SPECIFICALLY WHY YOUR ACCOUNTING ESTIMATES OR
         ASSUMPTIONS BEAR THE RISK OF CHANGE. ALSO, PLEASE REVISE TO ANALYZE, TO
         THE EXTENT MATERIAL, SUCH FACTORS AS HOW YOU ARRIVED AT THE ESTIMATE,
         HOW ACCURATE THE ESTIMATE/ASSUMPTION HAS BEEN IN THE PAST, HOW MUCH THE
         ESTIMATE/ASSUMPTION HAS CHANGED IN THE PAST, AND WHETHER THE
         ESTIMATE/ASSUMPTION IS REASONABLY LIKELY TO CHANGE IN THE FUTURE. SINCE
         CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS ARE BASED ON MATTERS THAT
         ARE HIGHLY UNCERTAIN, YOU SHOULD ANALYZE THEIR SPECIFIC SENSITIVITY TO
         CHANGE, BASED ON OTHER OUTCOMES THAT ARE REASONABLY LIKELY TO OCCUR AND
         WOULD HAVE A MATERIAL EFFECT. YOU SHOULD PROVIDE QUANTITATIVE AS WELL
         AS QUALITATIVE DISCLOSURE WHEN QUANTITATIVE INFORMATION IS REASONABLY
         AVAILABLE AND WILL PROVIDE MATERIAL INFORMATION FOR INVESTORS.

         The Registrant has revised the disclosure on page 90 of Amendment No. 1 to further explain the key considerations in the estimates made by management on critical accounting policies that involve uncertainties, including management estimates required in order to properly determine the allowance for doubtful accounts and the valuation of long lived assets. Additionally, the Registrant indicated that assumptions and estimates have been reasonably accurate in the past and future estimates or assumptions are likely to be calculated on the same basis.

RESULTS OF OPERATIONS - PAGE 80

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2004 COMPARED TO SEPTEMBER 30, 2003 -

37.      WE NOTE YOU ATTRIBUTE THE INCREASE IN REVENUES FOR THE NINE MONTHS
         ENDED SEPTEMBER 30, 2004 TO INCREASED SALES ACTIVITY OF THE BOONTON
         PEAK POWER METER INSTRUMENTS. REVISE TO DISCUSS WHY THERE HAS BEEN
         INCREASED SALES ACTIVITY OF THESE

Donald C. Hunt, Esq.
March 7, 2005

         PRODUCTS. IN YOUR REVISED DISCLOSURE INDICATE WHETHER THERE HAS BEEN A
         CHANGE IN YOUR PRICES, DECREASED COMPETITION, RELEASE OF NEW PRODUCTS,
         ETC. MANAGEMENT'S DISCUSSION AND ANALYSIS SHOULD IDENTIFY AND QUANTIFY
         FACTORS RESPONSIBLE FOR CHANGES IN FINANCIAL STATEMENT LINE HEMS AND
         DESCRIBE WHY THOSE FACTORS OCCURRED. REFER TO ITEM 303(A)(3) OF
         REGULATION S-K.

         The Registrant has expanded the disclosure on page 91 of Amendment No.
1 to indicate that increased sales of peak power meters in the current year over the previous was primarily due to product upgrades.

38.      WE NOTE YOU ATTRIBUTE IMPROVEMENT IN GROSS PROFIT TO HIGHER SALES
         VOLUME. MANAGEMENT'S DISCUSSION AND ANALYSIS SHOULD SEPARATELY DISCUSS
         AND QUANTIFY CHANGES FROM VOLUME, PRICES AND OTHER FACTORS. REFER TO
         ITEM 303(A)(3)(III) OF REGULATION S-K.

         The Registrant has expanded the disclosure on page 91 of Amendment No.
1 to indicate that the increased demand for products has yielded higher sales volumes and consequently a higher gross profit margin. Prices have remained relatively stable along with modest increases in manufacturing labor costs.

FOR THE YEAR ENDED DECEMBER 31, 2003 COMPARED TO DECEMBER 31, 2002 - PAGE 80

39.      PLEASE REVISE THE DISCUSSION OF NET SALES TO PROVIDE AN INDICATION OF
         WHY REVENUES DECREASED BETWEEN THE PERIODS. PLEASE NOTE THIS COMMENT
         ALSO APPLIES TO THE DISCUSSION OF THE NET SALES FOR THE YEAR ENDED
         DECEMBER 31, 2002 COMPARED TO THE YEAR ENDED DECEMBER 31, 2001.

         On page 92 of Amendment No. 1, the Registrant has expanded the reasons for the decrease in revenues between the years ended December 31, 2003 and 2002, as well as, reasons for increased revenues between the years ended December 31,
2002 and 2001. In both instances, the change in revenue was due to general economic conditions.

40.      PLEASE REVISE TO DISCUSS WHY YOUR NOISE COM AND BOONTON OPERATIONS
         GENERATED HIGHER GROSS PROFIT MARGINS. DISCUSS ANY UNUSUAL OR
         INFREQUENT ITEMS THAT MAY HAVE CONTRIBUTED TO THE IMPROVED GROSS
         MARGINS. DISCUSS ANY TRENDS OR UNCERTAINTIES THAT MAY EXIST RELATING TO
         YOUR DIFFERENT BUSINESS LINES.

         The Registrant expanded the disclosure on page 92 of Amendment No. 1 and explained that historically, Noise and Boonton have reported higher gross margins due to the nature of their products, which consist of active microwave and radio frequency products which generate higher gross margins compared to
Microlabs passive components which generate lower gross margins due to general market conditions and competition.

FOR THE YEAR ENDED DECEMBER 31, 2002 COMPARED TO DECEMBER 31, 2001 - PAGE 81

Donald C. Hunt, Esq.
March 7, 2005

41.      REVISE TO DISCUSS WHY YOUR GROSS PROFIT MARGIN DECLINED FROM 54.4% IN
         2001 TO 50.4% IN 2002.

         The Registrant revised the disclosure on page 92 of Amendment No. 1 to identify that the decrease in gross profit margin was due to a relative increase in sales for passive microwave components, compared to sales of other products, which derive a lower gross profit margin.

LIQUIDITY AND CAPITAL RESOURCES - PAGE 82

42.      WE NOTE YOUR CURRENT RATIO HAS INCREASED FROM 11.9:1 AT DECEMBER 31,
         2003 TO 21.3:1 AT SEPTEMBER 30, 2004. REVISE YOUR FILING TO DISCUSS
         WHAT FACTORS CAUSED THE CURRENT RATIO TO INCREASE SO SIGNIFICANTLY.

         The Registrant has expanded the disclosure on page 93 of Amendment No.
1 to identify the increase in the current ratio at September 30, 2004 as a consequence of a reduction in current liabilities, primarily trade accounts payable and current income taxes payable.

43.      YOU STATE THAT YOU HAVE HISTORICALLY BEEN ABLE TO COLLECT YOUR ACCOUNT
         RECEIVABLES APPROXIMATELY EVERY TWO MONTHS. HOWEVER, WE NOTE THAT YOUR
         DAYS SALES OUTSTANDING HAS INCREASED FROM APPROXIMATELY 57 DAYS AT
         DECEMBER 31, 2003 TO APPROXIMATELY 74 DAYS AT SEPTEMBER 30, 2004.
         REVISE YOUR FILING TO DISCUSS WHY YOUR DAYS SALES OUTSTANDING HAS
         INCREASED. DISCUSS WHY YOUR ACCOUNTS RECEIVABLE HAS INCREASED AT A
         GREATER RATE THAN YOUR SALES.

         The Registrant has expanded the disclosure on page 93 of Amendment No.
1 to explain that the collection of accounts receivable has increased to slightly over 2 months due to certain specific shipments in the third quarter
2004, and that management expects this to return to two months by December 31,
2005.

WILLTEK OPERATING AND FINANCIAL REVIEW - PAGE 88

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK - PAGE 93

44.      PLEASE REVISE TO PROVIDE QUANTITATIVE INFORMATION ABOUT MARKET RISK
         RELATING TO EXPOSURE TO U.S. DOLLAR AND THE BRITISH POUND STERLING IN
         ONE OF THE THREE ALTERNATIVE FORMATS PROVIDED FOR IN ITEM 305(A) OF
         REGULATION S-K. IN ADDITION, PROVIDE THE QUALITATIVE INFORMATION
         REQUIRED BY ITEM 305(B) OF REGULATION S-K.

         Based on information provided by Willtek, the Registrant has revised the disclosure on page 104 of Amendment No. 1 under the heading "Quantitative and Qualitative Disclosures about Market Risk" to include the information required by Items 305(a) and (b) of Regulation S-K.

WIRELESS TELECOM GROUP. INC. CONSOLIDATED FINANCIAL STATEMENTS AS OF DECEMBER
31, 2003 CONSOLIDATED STATEMENTS OF OPERATIONS - PAGE F-4

Donald C. Hunt, Esq.
March 7, 2005

45.      PLEASE REVISE YOUR STATEMENT OF OPERATIONS, OR INCLUDE A FOOTNOTE TO
         THE FINANCIAL STATEMENTS, WHICH SHOWS THE COMPONENTS OF INTEREST,
         DIVIDENDS AND OTHER (INCOME) EXPENSE. SUPPORT THE TIMING OF THE
         RECOGNITION OF AND ACCOUNTING FOR ANY SIGNIFICANT ITEMS NOTED. PLEASE
         NOTE THAT THE GUIDANCE AT RULE 5-03(B)(7) AND (9) OF REGULATION S-X
         DOES NOT PERMIT MATERIAL ITEMS TO BE NETTED.

         The Registrant has revised the statement of operations to include the components of interest income (expense) and other income (expense).

46.      PROVIDE US WITH YOUR CALCULATION OF THE BASIC AND DILUTED WEIGHTED
         AVERAGE SHARES OUTSTANDING. WE NOTE THAT YOU HAD 19,875,378 AND
         19,992,378 SHARES OUTSTANDING AT DECEMBER 31, 2002 AND 2003,
         RESPECTIVELY. HOWEVER, THE WEIGHTED AVERAGE SHARES NUMBERS USED IN YOUR
         EARNINGS PER SHARE CALCULATION ARE SIGNIFICANTLY LOWER. REVISE YOUR
         FILING AS APPROPRIATE TO CORRECT THE SHARE FIGURES PRESENTED ON THE
         BALANCE SHEET OR THE WEIGHTED AVERAGE SHARES OUTSTANDING FIGURES
         PRESENTED ON THE INCOME STATEMENT. IF SHARES ARE BEING EXCLUDED FROM
         THIS CALCULATION, REVISE YOUR DISCLOSURES TO CLEARLY INDICATE THE
         NATURE OF THE SHARES BEING EXCLUDED AND WHY THEY ARE BEING EXCLUDED.
         SUPPORT YOUR POSITION FOR EXCLUDING THESE SHARES BY REFERENCE TO
         APPROPRIATE ACCOUNTING LITERATURE. FINALLY, PLEASE NOTE THESE COMMENTS
         ALSO APPLY TO THE WEIGHTED AVERAGE SHARE INFORMATION PRESENTED ON PAGES
         10, 16, 17, AND 21 OF THIS FILING, AS WELL AS THE PER SHARE INFORMATION
         PRESENTED THROUGHOUT THE ANNUAL AND INTERIM PERIOD FINANCIAL
         STATEMENTS.

         The Registrant has expanded the disclosure of total common stock authorized, issued and outstanding as of the balance sheet date. Total shares authorized consists of 19,992,378 and 19,875,378 shares issued for 2003 and
2002, respectively. The issued shares were reduced by the number of treasury shares consisting of 3,049,700 and 2,994,400 for 2003 and 2002, respectively.
This resulted in outstanding common shares of 16,942,678 and 16,880,878 for 2003 and 2002, respectively. In accordance with financial accounting standards board statement No. 128, Earnings Per Share, only the actual number of outstanding common shares and common stock equivalents during the period is considered for basic and diluted earnings per share. The basic and diluted weighted average shares outstanding for 2003 were calculated as follows:

         Basic = 16,942,678 common shares outstanding at December 31, 2003, converted to weighted average shares outstanding of 16,904,036 due to issuance of additional shares throughout the year.

         Diluted = 16,942,678 common shares outstanding at December 31, 2003, converted to weighted average shares outstanding of 16,904,036 due to issuance of additional shares throughout the year. Additionally, the treasury stock method is used for dilutive stock options. Exercise of stock options is presumed to occur only if the average market price of the underlying shares during the period is greater than the exercise price of the options. This consists of
209,436 potentially dilutive stock options. Therefore, total weighted average common shares outstanding on a diluted basis are 17,113,472.

Donald C. Hunt, Esq.
March 7, 2005

NOTE 1 - DESCRIPTION OF COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -

47.      PLEASE REVISE TO DEFINE THE ABBREVIATION "FSC."

         The Registrant has included the definition of "FSC" as a foreign sales corporation.

INTANGIBLE ASSETS - PAGE F-9

48.      WE SEE THAT GOODWILL IMPAIRMENT TESTING IN 2003 WAS BASED ON AN
         INDEPENDENT VALUATION CONSULTING FIRM. IF YOU INTEND TO INCORPORATE THE
         10-K BY REFERENCE IN ANY REGISTRATION STATEMENT, YOU MUST SPECIFICALLY
         IDENTIFY EACH APPRAISER AS AN EXPERT AND INCLUDE THEIR CONSENT IN THE
         REGISTRATION STATEMENT. ALTERNATIVELY, YOU SHOULD REVISE TO ELIMINATE
         THOSE REFERENCES AND TO CLEARLY DISCLOSE THAT MANAGEMENT IS PRIMARILY
         RESPONSIBLE FOR DETERMINING FAIR VALUES FOR GOODWILL IMPAIRMENT TESTING
         PURPOSES AND INSTEAD DISCUSS THE METHODS AND SIGNIFICANT ASSUMPTIONS
         USED TO MAKE YOUR VALUATIONS. WE WILL NOT OBJECT IF YOU WISH TO STATE,
         IN REVISED DISCLOSURE, THAT MANAGEMENT CONSIDERED A NUMBER OF FACTORS,
         INCLUDING VALUATIONS OR APPRAISALS, WHEN MAKING THESE DETERMINATIONS.
         IN ANY CASE, YOUR DISCLOSURE SHOULD CLEARLY INDICATE THAT MANAGEMENT IS
         RESPONSIBLE FOR THESE VALUATIONS. PLEASE REVISE TO COMPLY. PLEASE NOTE
         THIS COMMENT ALSO APPLIES TO NOTE 4 OF THE INTERIM CONDENSED
         CONSOLIDATED FINANCIAL STATEMENTS.

         The Registrant has revised the disclosure to indicate that it is the responsibility of management to test goodwill for impairment and that management has considered a number of factors, including valuations of future cash flows of the business.

REVENUE RECOGNITION - PAGE F-9

49.      WE NOTE THAT YOU SELL TO DISTRIBUTORS. PLEASE REVISE YOUR FILING TO
         CLEARLY INDICATE YOUR REVENUE RECOGNITION POLICY RELATING TO SALES TO
         DISTRIBUTORS.

         The Registrant has revised the disclosure to indicate that sales to international distributors are recognized in the same manner as any other sale.
There are no post-shipment obligations that exist in any sales arrangement.

50.      REVISE YOUR FILING TO DISCUSS ANY POST-SHIPMENT OBLIGATIONS THAT MAY
         EXIST IN ANY OF YOUR ARRANGEMENTS, INCLUDING RIGHT OF RETURN, PRICE
         PROTECTION, OR VOLUME PRICING. PLEASE CITE THE SPECIFIC ACCOUNTING
         LITERATURE THAT YOU ARE RELYING UPON IN YOUR RESPONSE.

         The Registrant has revised the disclosure to indicate that there are no post-shipment obligations in any sales arrangement, including right of return, price protection or volume pricing.

Donald C. Hunt, Esq.
March 7, 2005

STOCK BASED COMPENSATION - PAGE F-10

51.      PLEASE REVISE TO PRESENT THE PRO FORMA NET INCOME PER SHARE AS IF THE
         FAIR VALUE METHOD HAD BEEN USED IN THE SUMMARY OF SIGNIFICANT
         ACCOUNTING POLICIES FOOTNOTE. PLEASE REFER TO PARAGRAPH 2(E) OF SFAS
         148. PLEASE NOTE THIS COMMENT ALSO APPLIES TO YOUR INTERIM CONDENSED
         CONSOLIDATED FINANCIAL STATEMENTS.

         The Registrant has revised the disclosure to include the fair value stock option method in the Summary of Significant Accounting Policies footnote.

52.      IN ADDITION, PLEASE REVISE THE FORMAT OF YOUR RECONCILIATION OF PRO
         FORMA NET INCOME PER SHARE AS PRESENTED IN NOTE 5 TO COMPLY WITH THE
         PRESENTATION REQUIREMENTS PRESCRIBED BY PARAGRAPH 2(E) OF SPAS 148.
         PLEASE NOTE THIS COMMENT ALSO APPLIES TO YOUR INTERIM CONDENSED
         CONSOLIDATED FINANCIAL STATEMENTS.

         The Registrant has revised the disclosure and included the pro forma compensation expense in a table in the fair value stock option method which is now included in the Summary of Significant Accounting Policies footnote.

NOTE 5 - SHAREHOLDERS' EQUITY - PAGE F-11

53.      PLEASE REVISE TO PRESENT THE WEIGHTED AVERAGE GRANT DATE FAIR VALUE FOR
         OPTIONS GRANTED DURING THE YEAR. REFER TO PARAGRAPH 47(B) OF SFAS 123.

         The Registrant has revised the disclosure to state that under the
Company's stock option plans, options may be granted to purchase shares of the
Company's common stock exercisable at prices generally equal to the fair market value on the date of the grant.

54.      PLEASE REVISE TO ALSO PRESENT THE NUMBER, WEIGHTED-AVERAGE EXERCISE
         PRICE AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OPTIONS
         OUTSTANDING, AND THE NUMBER AND WEIGHTED AVERAGE EXERCISE PRICE OF
         OPTIONS CURRENTLY EXERCISABLE BY EXERCISE PRICE RANGE, AS REQUIRED BY
         PARAGRAPH 48 OF SFAS 123.

         The Registrant has inserted a table in the Shareholders' Equity footnote indicating the weighted-average exercise price and weighted-average remaining contractual life of options outstanding by price range for outstanding and exercisable options as of December 31, 2003.

NOTE 6 - OPERATIONAL INFORMATION AND EXPORT SALES - PAGE F-14

55.      WE NOTE THROUGHOUT MANAGEMENT'S DISCUSSION AND OPERATIONS THAT YOU
         DISCUSS VARIOUS OPERATING SUBSIDIARIES, INCLUDING BOONTON ELECTRONICS
         CORPORATION, MICROLAB/FXR AND NOISE COM. TELL US WHY YOU DO NOT BELIEVE
         THESE OPERATING SUBSIDIARIES MEET THE DEFINITION OF OPERATING SEGMENTS
         AS DEFINED IN PARAGRAPHS 10-15 OF SFAS 131. ALTERNATIVELY, IF YOU ARE
         APPLYING THE AGGREGATION CRITERIA OF SFAS

Donald C. Hunt, Esq.
March 7, 2005

         131, TELL US WHY YOU BELIEVE THE OPERATING SEGMENTS QUALIFY FOR
         AGGREGATION BASED ON THE GUIDANCE IN PARAGRAPH 17 OF SFAS 131.

         The Registrant takes the position that the operating subsidiaries of
Boonton Electronics Corporation, Microlab/FXR and Noise Com are similar in terms of products and services and therefore considers the three subsidiaries as an aggregated group in accordance with Financial Accounting Standards Board
Statement No. 131. Reference to the individual subsidiaries in the financial statements has more to do with the marketing aspect of the brand name and not a separate reporting entity.

         Aggregation of the subsidiaries is further supported by similar economic characteristics, the common class of customers shared by the companies, similar manufacturing processes and distribution channels which cross-over in several instances. The three subsidiaries are located in the same facility, share common management, common sales staff, common computer system and are under similar regulatory control by governmental security agencies

WILLTEK COMMUNICATIONS GMBH CONSOLIDATED FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM - PAGE F-25

56.      WE NOTE YOUR AUDITORS DID NOT AUDIT THE FINANCIAL STATEMENTS OF WILLTEK
         COMMUNICATIONS INCORPORATED AS OF AND FOR THE PERIOD ENDED MARCH 31,
         2003, BUT INSTEAD CHOSE TO RELY ON THE WORK OF THE OTHER AUDITOR AND
         REFER TO THAT OTHER AUDITOR IN ITS OPINION. WE FURTHER NOTE THE ASSETS
         OF WILLTEK COMMUNICATIONS INC. CONSTITUTE APPROXIMATELY 37% OF THE
         CONSOLIDATED ASSETS, AND THE REVENUES OF THIS SUBSIDIARY CONSTITUTE 26%
         OF THE CONSOLIDATED REVENUES. GIVEN THE SIGNIFICANCE OF THE SUBSIDIARY
         THAT WAS AUDITED BY OTHER AUDITORS, PLEASE REVISE YOUR FILING TO
         INCLUDE THE REPORT OF THE AUDITOR IN THIS FILING. REFER TO RULE 2-05 OF
         REGULATION S-X.

         The Registrant has revised its filing to include on page F-27 the report of PricewaterhouseCoopers LLP dated August 3, 2003.

NOTE 1 - DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
- PAGE F-31

REVENUE RECOGNITION - PAGE F-34

57.      WE NOTE YOU SELL TO DISTRIBUTORS. PLEASE SUPPLEMENTALLY TELL US AND
         REVISE YOUR FOOTNOTE TO DISCLOSE HOW YOU RECOGNIZE REVENUE ON SALES TO
         DISTRIBUTORS. IN ADDITION, TELL US HOW YOU ACCOUNT FOR ANY
         POST-SHIPMENT OBLIGATIONS RELATING TO THESE OR ANY OF YOUR OTHER SALES.

         Willtek sells to distributors on the same basis as sales to third-party customers. The method of sales recognition is the same and there are no special post-shipment obligations

Donald C. Hunt, Esq.
March 7, 2005

relating to these or any other sales by Willtek. Therefore, Willtek has advised the Registrant that it does not believe that any revision of its footnotes is warranted.

         Should any member of the staff have any questions or comments concerning this filing or the enclosed materials transmitted herewith, or desire any further information or clarification in respect of Amendment No. 1, please do not hesitate to contact the undersigned at the number indicated on the first page of this letter or Robert H. Cohen, Esq. at (212) 801-6907.

                                   Sincerely,

                                    /s/ Anthony J. Marsico

                                   Anthony J. Marsico

cc:      Karabet Simonyan
         Paul Genova
         Hazem Ben-Gacem
         Dirk Schmuecking
         Cyrille Damany
         Eckehard Mielke
         Robert Cohen
         Carsten Flasshoff
         James Black
         Scott Salpeter
         Timothy Pickett
         Stan Kwiatkowski
         Naz Sataur
         Ralf Bostedt
         Mike Bentley